Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ (7,876)	$ 20,115	$ (89,931)	$ 454,590
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by (Used in) Operating Activities:
Accounts receivable	17,792	(20,239)	59,228	(74,383)
Accounts receivable - related party		14,437	14,637	(14,769)
Other receivables		(5,725)		632
Inventories	8,875	(25,854)	(6,090)	(2,445)
Advances to suppliers	493,923	178,059	304,971	(636,349)
Accounts payable	(4,686)	1,124	4,893
Advance from customers	(13,085)	(100,986)	(133,011)	(249,489)
Payroll payable	(2,548)	4,159	4,984	1,053
Taxes payable	(934)	(13,904)	(13,484)	18,719
Other payables	(46,164)	(53,783)	(20,136)	(10,236)
Net Cash Provided by (Used in) Operating Activities	445,297	(2,597)	126,061	(512,677)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from related parties	42,360	41,266	70,590	644,366
Repayments to related parties	(393,442)	(157,185)	(281,581)
Net Cash Provided by (Used in) Financing Activities	(351,082)	(115,919)	(210,991)	644,366
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets
Net Cash Provided by Investing Activities
Effect Of Exchange Rate Changes On Cash	1,861	(1,009)	1,315	(1,268)
Net Increase (Decrease) in Cash	96,076	(119,525)	(83,615)	130,421
Cash, beginning of year	49,864	133,479	133,479	3,058
Cash, end of year	145,940	13,954	49,864	133,479
Supplemental Disclosure Of Cash Flow Information:
Interest	38	25	(49)	89
Income taxes
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Issuance of new shares				$ 107,200